FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Agricultural Products & Services - 3.7%
Archer-Daniels-Midland Co.	33,323	$2,014,376
Ingredion, Inc.	15,599	1,789,205
		3,803,581

Biotechnology - 3.7%
AbbVie, Inc.	10,488	1,798,902
Amgen, Inc.	6,489	2,027,488
		3,826,390

Broadcasting - 1.8%
Nexstar Media Group, Inc. - Class A	11,148	1,850,680

Building Products - 4.5%
Carrier Global Corp.	36,623	2,310,179
Owens Corning	13,014	2,260,792
		4,570,971

Commercial & Residential Mortgage Finance - 1.8%
Federal Agricultural Mortgage Corp. - Class C	10,506	1,899,695

Commodity Chemicals - 1.5%
LyondellBasell Industries NV - Class A(b)	15,883	1,519,368

Consumer Electronics - 2.0%
Garmin Ltd.	12,395	2,019,393

Diversified Banks - 2.2%
JPMorgan Chase & Co.	11,375	2,300,708

Environmental & Facilities Services - 2.0%
Republic Services, Inc.	10,754	2,089,932

Fertilizers & Agricultural Chemicals - 1.6%
CF Industries Holdings, Inc.	22,187	1,644,500

Food Retail - 1.7%
Kroger Co.	34,808	1,737,963

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FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Health Care Services - 1.8%
Cigna Group	5,621	$1,858,134

Home Improvement Retail - 2.0%
Home Depot, Inc.	5,850	2,013,804

Homebuilding - 2.0%
KB Home	29,192	2,048,695

Homefurnishing Retail - 1.8%
Williams-Sonoma, Inc.	6,546	1,848,394

Industrial Machinery & Supplies & Components - 1.9%
Mueller Industries, Inc.	34,843	1,983,960

Investment Banking & Brokerage - 3.9%
Jefferies Financial Group, Inc.	43,764	2,177,697
Morgan Stanley	19,042	1,850,692
		4,028,389

IT Consulting & Other Services - 1.9%
Accenture PLC - Class A(b)	6,263	1,900,257

Managed Health Care - 1.9%
UnitedHealth Group, Inc.	3,809	1,939,771

Marine Transportation - 1.9%
Matson, Inc.	15,018	1,966,908

Oil & Gas Exploration & Production - 4.5%
Canadian Natural Resources Ltd.(b)	57,680	2,053,408
EOG Resources, Inc.	19,998	2,517,148
		4,570,556

Oil & Gas Refining & Marketing - 3.3%
HF Sinclair Corp.	27,953	1,491,013
Marathon Petroleum Corp.	10,854	1,882,952
		3,373,965

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FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 5.5%
Cheniere Energy Partners LP	30,471	$1,496,431
Energy Transfer LP	127,370	2,065,941
Enterprise Products Partners LP	71,761	2,079,634
		5,642,006

Other Specialty Retail - 4.6%
Dick's Sporting Goods, Inc.	11,830	2,541,676
Tractor Supply Co.	8,108	2,189,160
		4,730,836

Packaged Foods & Meats - 3.7%
Hershey Co.	10,475	1,925,619
Mondelez International, Inc. - Class A	28,259	1,849,269
		3,774,888

Pharmaceuticals - 3.8%
Eli Lilly & Co.	4,256	3,853,297

Property & Casualty Insurance - 5.8%
Cincinnati Financial Corp.	16,519	1,950,894
Fidelity National Financial, Inc.	39,788	1,966,323
Progressive Corp.	9,781	2,031,611
		5,948,828

Regional Banks - 2.0%
Popular, Inc.(b)	22,734	2,010,368

Semiconductor Materials & Equipment - 4.7%
ASML Holding NV(b)	2,303	2,355,347
KLA Corp.	2,970	2,448,795
		4,804,142

Semiconductors - 4.3%
Broadcom, Inc.	1,577	2,531,921
Microchip Technology, Inc.	19,995	1,829,542
		4,361,463
Soft Drinks & Non-alcoholic Beverages - 1.9%
PepsiCo, Inc.	11,854	1,955,080

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FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Systems Software - 2.2%
Microsoft Corp.	4,978	$2,224,917

Technology Hardware, Storage & Peripherals - 2.0%
Logitech International SA	21,482	2,081,176

Trading Companies & Distributors - 3.9%
Ferguson PLC	9,451	1,830,186
Watsco, Inc.	4,662	2,159,625
		3,989,811
TOTAL COMMON STOCKS (Cost $79,446,720)		100,172,826

REAL ESTATE INVESTMENT TRUSTS - 2.0%
National Storage Affiliates Trust	51,008	2,102,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,927,073)		2,102,550

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	88,159	88,159
TOTAL SHORT-TERM INVESTMENTS (Cost $88,159)		88,159

TOTAL INVESTMENTS - 99.9% (Cost $81,461,952)		$102,363,535
Other Assets in Excess of Liabilities - 0.1%		52,639
TOTAL NET ASSETS - 100.0%		$102,416,174

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

FREEDOM DAY DIVIDEND ETF

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Freedom Day Dividend ETF (the “Fund”) has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$100,172,826	—	—	$100,172,826
Real Estate Investment Trusts	2,102,550	—	—	2,102,550
Money Market Funds	88,159	—	—	88,159
Total Assets	$102,363,535	$—	$—	$102,363,535

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.